Property, Plant and Equipment (Noncancellable future Rental schedule) (Details) $ in Millions	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Abstract]
2015	$ 3,761
2016	3,452
2017	3,130
2018	2,747
2019	2,374
2020 and later	6,537
Total	$ 22,001